NOTES PAYABLE (Details Narrative) - USD ($)	Oct. 31, 2017	Sep. 18, 2017	Jul. 05, 2017	May 24, 2017	Apr. 19, 2017	Feb. 06, 2017	Jan. 31, 2017	Dec. 23, 2016	Jan. 31, 2016	Dec. 10, 2015	Jun. 24, 2015	Nov. 20, 2014
Balance of Notes Payable	$ 192,500						$ 62,500		$ 37,500
Total Accrued Interest							$ 6,180		$ 2,163
Prom Note #9
Notes payable		$ 15,000
Interest Rate		10.00%
Prom Note #8
Notes payable			$ 20,000
Interest Rate			10.00%
Prom Note #7
Notes payable				$ 20,000
Interest Rate				10.00%
Prom Note #6
Notes payable					$ 20,000
Interest Rate					10.00%
Prom Note #5
Notes payable						$ 55,000
Interest Rate						10.00%
Prom Note #4
Notes payable								$ 25,000
Interest Rate								10.00%
Prom Note #3
Notes payable										$ 15,000
Interest Rate										10.00%
Prom Note #2
Notes payable											$ 12,500
Interest Rate											10.00%
Prommisory Note 1
Notes payable												$ 10,000
Interest Rate												10.00%